Business combinations - Other acquisition (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business combinations
Cash consideration	¥ 23,800
Goodwill.			¥ 10,236	$ 1,569	¥ 12,697	¥ 147,296
Other acquisition
Business combinations
Cash consideration		¥ 5,426
Percentage of equity interest acquired		55.00%
Net assets acquired		¥ 5,794
Cash and cash equivalents		1,383
Goodwill.		¥ 5,430